CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Class A Common Stock	Additional paid-in capital	Retained earnings	Members' equity	Non-controlling Interest
Balance at Dec. 31, 2010	$ 89,969				$ 89,969
Capital:
Contributions	18,908				18,908
Redemptions	(131)				(131)
Distributions	(646)				(646)
Unit-based compensation expense	1,116				1,116
Net income	14,699				14,699
Balance at Dec. 31, 2011	123,915				123,915
Capital:
Contributions	15,058				15,058
Redemptions	(6)				(6)
Distributions	(15,847)				(15,847)
Unit-based compensation expense	20,307				20,307
Net income	118,323				118,323
Balance at Dec. 31, 2012	261,750				261,750
Capital:
Distributions	(19,623)				(19,623)
Unit-based compensation expense	238				238
Partner capital issuance costs	(3,745)				(3,745)
Net income	76,834				76,834
Exchange of existing member units to Class A units of Private National Mortgage Acceptance Company, LLC					(315,454)	315,454
Balance post-reorganization	315,454					315,454
Issuance of common stock in initial public offering, net of issuance costs	230,000	1	229,999
Issuance of common stock in initial public offering, net of issuance costs (in shares)		12,778,000
Underwriting and offering costs	(13,486)		(13,290)			(196)
Dilution assumed with IPO			(127,160)			127,160
Stock-based compensation expense	3,699		881			2,818
Distributions	(3,809)					(3,809)
Net income	95,331			14,400		80,931
Exchange of Class A units of Private National Mortgage Acceptance Company, LLC to Class A stock of PennyMac Financial Services, Inc.		1	60,555			(60,556)
Exchange of Class A units of Private National Mortgage Acceptance Company, LLC to Class A stock of PennyMac Financial Services, Inc. (in shares)		8,035,000
Tax effect of exchange of Class A units of Private National Mortgage Acceptance Company, LLC to Class A stock of PennyMac Financial Services, Inc.	2,015		2,015
Balance at Dec. 31, 2013	$ 629,204	$ 2	$ 153,000	$ 14,400		$ 461,802
Balance (in shares) at Dec. 31, 2013		20,813,000